6. Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories Tables
Composition of inventories
	2017			2016
	Cost	Provision for losses	Net balance	Cost	Provision for losses	Net balance

Fuels, lubricants and greases	1,622,054	(3,074)	1,618,980	1,317,042	(2,851)	1,314,191
Finished goods	485,407	(18,495)	466,912	425,335	(19,801)	405,534
Work in process	1,637	-	1,637	2,011	-	2,011
Raw materials	492,029	(1,835)	490,194	246,974	(1,147)	245,827
Liquefied petroleum gas (LPG)	102,031	(5,761)	96,270	71,466	(5,761)	65,705
Consumable materials and other items for resale	160,024	(5,380)	154,644	138,610	(7,619)	130,991
Pharmaceutical, hygiene, and beauty products	415,956	(2,447)	413,509	352,187	(9,985)	342,202
Purchase for future delivery (1)	222,808	-	222,808	228,871	-	228,871
Properties for resale	27,032	(107)	26,925	25,982	(107)	25,875

	3,528,978	(37,099)	3,491,879	2,808,478	(47,271)	2,761,207

Movements in the provision for losses
Balance on 12/31/2014	46,325
Additions to net realizable value adjustment	2,003
Reversals of obsolescence and other losses	(14,336)
Balance on 12/31/2015	33,992
Additions to net realizable value adjustment	12,393
Additions of obsolescence and other losses	886
Balance on 12/31/2016	47,271
Reversals to net realizable value adjustment	(6,713)
Reversals of obsolescence and other losses	(3,459)
Balance on 12/31/2017	37,099

Breakdown of provisions for losses related to inventories
	2017	2016

Net realizable value adjustment	19,817	26,530
Obsolescence and other losses	17,282	20,741

Total	37,099	47,271